OTHER EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of Other Expenses

	Year ended December 31,
	2021	2020	2019

Interest expense to related parties (see Note 11)	$(83)	$(171)	$(1,218)
Interest expense and other bank charges	(801)	(901)	(1,479)
Interest income	24	178	151
Revaluation and related costs reimbursed to related party	-	-	(8,139)
Foreign currency gain (loss)	60	(254)	148
Gain from sale of Mesh shares (see Note 5) _	186	-	-
Other income (expense)	77	(140)	19
Total other income (expense), net	$(537)	$(1,288)	$(10,518)